Commitments and Contingencies (Details) - USD ($)					1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2023	Sep. 08, 2023	Jan. 14, 2022	Jan. 14, 2022	Jun. 28, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Line Items]
Additional gross proceeds (in Dollars)								$ 77,276,860
Underwriting fee per unit (in Dollars per share)						$ 0.2	$ 0.2
Underwriting fees amount (in Dollars)						$ 1,545,537	$ 1,545,537
Additional underwriting payable per share (in Dollars per share)						$ 0.35	$ 0.35
Deferred underwriting fees (in Dollars)						$ 2,704,690	$ 2,704,690	$ 2,704,690
Redeemable common stock	2,432,185					2,432,185
Redeem an aggregate ordinary shares					1,125,000	1,125,000
Issue to investors an aggregate ordinary shares					337,500	337,500
Trust account (in Dollars)					$ 24,280,000
Founder shares issued		500,000
Common stock shares		100,000				2,283,976	2,283,976	2,283,976
Remains trust account (in Dollars)						$ 10,000,000
Shares of non-affiliate holders						450,000
Fee shares issued						100,000
Shares		500,000
Cohen & Company Capital Markets [Member]
Commitments and Contingencies [Line Items]
Trust account (in Dollars)		$ 25,000,000
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Purchase of additional units			227,686	227,686		1,125,000	1,125,000
Per unit (in Dollars per share)			$ 10	$ 10
Additional gross proceeds (in Dollars)			$ 2,276,860	$ 2,276,860